UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Blue Ridge Capital Partners LLC
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William H. Williamson
          ----------------------------------------------------------------------
Title:    General Partner
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ William H. Williamson           Charlotte, NC                     11/03/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  29
                                        -------------------

Form 13F Information Table Value Total:  $   32,669
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:       ITEM 6:          ITEM 7:             ITEM 8:
------------------------------ --------------  ---------  ----------  -------- ------------------- ------------ --------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR     SHARES OR    INVESTMENT        MANAGERS     VOTING AUTHORITY
                                                NUMBER      MARKET    PRINCIPAL    DISCRETION                   ----- ------ -------
                                                            VALUE      AMOUNT  ------ ----- ------               (A)    (B)    (C)
                                                                                (A)    (B)   (C)                SOLE   SHARED  NONE
                                                                                            SHARED
                                                                                SOLE  SHARED OTHER
------------------------------ -------------  ---------  ----------  --------  ------ ----- ------ ------------ ----- ------ -------
ANHEUSER BUSCH COMPANIES INC.     COM         044204105     632,835   12,826     SOLE                                         12,826
ATMOS ENERGY CORP                 COM         053611109     921,690   38,500     SOLE                                         38,500
BERKSHIRE HATHAWAY INC            COM         084670108   3,600,000       48     SOLE                                             48
CHESAPEAKE ENERGY CORP            COM         165167107     554,092   51,400     SOLE                                         51,400
COLGATE PALMOLIVE CO              COM         194162103     720,981   12,900     SOLE                                         12,900
COMCAST CORP - SPECIAL CL A       COM         20030N200     475,722   16,050     SOLE                                         16,050
CONSECO INC                       COM         208464883   1,741,291   96,417     SOLE                                         96,417
CONSTELLATION ENERGY GROUP INC    COM         210371100     572,480   16,000     SOLE                                         16,000
DQE INC                           COM         23329J104     991,248   64,200     SOLE                                         64,200
EXELON CORP                       COM         30161N101   1,016,000   16,000     SOLE                                         16,000
HCA - HEALTHCARE C                COM         404119109   1,776,652   48,200     SOLE                                         48,200
HERLEY INDUSTRIES INC             COM         415864107   1,405,338   80,305     SOLE                                         80,305
IDT CORP                          COM         427398102     566,874   32,063     SOLE                                         32,063
MCDERMOTT INTERNATIONAL INC       COM         580037109     733,735  128,500     SOLE                                        128,500
MICROSOFT CORP                    COM         594918104     981,340   35,300     SOLE                                         35,300
MOLSON INC - A SHS                COM         527288104   1,346,261   54,659     SOLE                                         54,659
NWNL COMPANIES INC                COM         667655104     559,700   19,300     SOLE                                         19,300
P G & E Corp                      COM         69331C108   2,686,360  112,400     SOLE                                        112,400
PEPSICO INC                       COM         713448108     587,816   12,826     SOLE                                         12,826
PETSMART INC                      COM         716768106     876,260   38,500     SOLE                                         38,500
PIEDMONT NAT GAS INC              COM         720186105     752,505   19,295     SOLE                                         19,295
PIONEER NATURAL RESOURCES CO      COM         723787107     572,850   22,500     SOLE                                         22,500
SCANA CORP                        COM         80589M102     882,109   25,755     SOLE                                         25,755
SEA CONTAINERS LTD - CL A         COM         811371707   1,014,168   69,416     SOLE                                         69,416
SMITHFIELD FOODS INC              COM         832248108   1,232,640   64,200     SOLE                                         64,200
SOUTHWEST GAS CORP                COM         844895102   1,167,983   51,453     SOLE                                         51,453
WGL HOLDINGS                      COM         98389B100   1,772,567   64,270     SOLE                                         64,270
XTO ENERGY INC                    COM         98385X106     539,443   25,700     SOLE                                         25,700
XCEL ENERGY INC                   COM         98956P102   1,988,189  128,519     SOLE                                        128,519